AlphaCentric/IMFC Managed Futures Strategy Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for AlphaCentric/IMFC Managed Futures Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 30, 2015 (SEC Accession No. 0001580642-15-006072).